Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Liquidity
Time deposits - current	€ 137	€ 736
Time deposits - non-current	0	0
Time deposits	137	736
Debt securities - current	77	39
Debt securities - non-current	0	0
Debt securities	77	39
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	165	155
Financial instruments related to employee benefit plans	165	155
Loans and other financial receivables - current	57	58
Loans and other financial receivables - non-current	91	105
Loans and other financial receivables	147	163
Expected credit loss allowance - current	(3)	0
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(3)	0
Non-derivative financial debt investments - current	268	832
Non-derivative financial debt investments - non-current	256	260
Non-derivative financial debt investments	524	1,092
Other financial assets, current	448	990
Other financial assets, non-current	1,536	1,155
Other financial assets	€ 1,984	€ 2,145
Non-derivative financial debt investments as % of other financial assets - current	60.00%	84.00%
Non-derivative financial debt investments as % of other financial assets - non-current	17.00%	23.00%
Non-derivative financial debt investments as % of other financial assets	26.00%	51.00%